Segment Reporting - Summary of Information Concerning Principal Geographic Areas (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)	Mar. 31, 2021 INR (₨)
Disclosure of geographical areas [line items]
Revenues	$ 33,943.8	₨ 2,481,631.4	₨ 2,594,251.2	₨ 2,993,662.4
Non-current assets	20,660.2		1,550,777.1		₨ 1,510,468.2
India [Member]
Disclosure of geographical areas [line items]
Revenues	6,809.0	497,802.5	465,564.5	678,148.1
Non-current assets	3,443.0		264,529.2		251,717.4
United States of America [Member]
Disclosure of geographical areas [line items]
Revenues	6,395.6	467,580.8	517,316.1	512,511.1
Non-current assets	107.4		8,138.9		7,849.1
United Kingdom [Member]
Disclosure of geographical areas [line items]
Revenues	5,050.7	369,256.4	418,890.7	559,993.0
Non-current assets	15,005.3		1,119,559.0		1,097,040.3
Rest of Europe [Member]
Disclosure of geographical areas [line items]
Revenues	4,781.1	349,545.8	431,138.1	452,087.8
Non-current assets	1,397.6		108,549.8		102,181.2
China [Member]
Disclosure of geographical areas [line items]
Revenues	6,097.4	445,784.4	297,271.0	303,929.1
Non-current assets	194.7		15,842.6		14,232.4
Rest of the World [Member]
Disclosure of geographical areas [line items]
Revenues	4,810.0	₨ 351,661.5	464,070.8	₨ 486,993.3
Non-current assets	$ 512.2		₨ 34,157.6		₨ 37,447.8